Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Loss per Share
Computation of basic and fully diluted weighted average shares outstanding and loss per share of common stock

The following sets forth the computation of basic and fully diluted weighted average shares outstanding and loss per share of common stock for the periods indicated (unaudited, in thousands except for per share amounts):

	Three Months Ended September 30, 2013	Three Months Ended September 30, 2012	Six Months Ended September 30, 2013	Six Months Ended September 30, 2012	Cumulative from August 5, 2010 (Inception) through September 30, 2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
Numerator
Net loss attributable to Prospect Global Resources Inc.	$(18,361)	$(22,107)	$(17,344)	$(28,678)	$(177,598)
Undeclared Preferred Stock Dividends	(160)	—	(160)	—	(160)
Net loss applicable to common shares for basic and diluted earnings per share	$(18,521)	$(22,107)	$(17,504)	$(28,678)	$(177,758)
Denominator
Weighted average number of common shares outstanding — basic	2,737	1,094	2,124	943	1,169
Dilution effect of restricted stock and warrants	—	—			—
Weighted average number of common shares outstanding — fully diluted	2,737	1,094	2,124	943	1,169
Basic and fully diluted loss per share of common stock	$(6.77)	$(20.21)	$(8.24)	$(30.41)	$(152.06)

	Year Ended March 31, 2013	Year Ended March 31, 2012	Cumulative from August 5, 2010 (Inception) through March 31, 2013
	(thousands, except per share amounts)
Net loss attributable to Prospect Global Resources Inc.	$(79,854)	$(63,566)	$(160,254)
Weighted average number of common shares outstanding — basic	1,155	560	716
Dilution effect of restricted stock and warrants	—	—	—
Weighted average number of common shares outstanding — fully diluted	1,155	560	716
Loss per share of common stock:
Basic and fully diluted loss per share of common stock	$(69.14)	$(113.51)	$(223.82)